Risk management - Disclosure Details Of Financial Contracts One (Parenthetical) (Detail) - Light Oil Differential [member] - Canada, Dollars	12 Months Ended
Dec. 31, 2020 bbl
Second Quarter Of 2021 [member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Fixed foreign exchange ratio	1.281
Third Quarter Of 2021 [member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Fixed foreign exchange ratio	1.279